Warrant Liability - Schedule of Changes in Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Less: current portion		$ 6
Non-current portion		2,249
Warrant Liability [Member]
Statement Line Items [Line Items]
Balance - Beginning of the year	2,255	3,634
Warrants issued during the year	6,269	3,457
Warrants exercised during the year		(318)
Net gain on change in fair value of warrant liability	(1,147)	(4,518)
Warrant liability reclassified to equity	(7,377)
Balance - End of the year		2,255
Less: current portion		(6)
Non-current portion		$ 2,249